STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Statement of Stockholders' Equity [Abstract]
Issuance costs associated with issuance of Ordinary shares	$ 350